Financial risk management - Credit risk - guarantees on real estate loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	R$ 23,899,551	R$ 16,868,112
Real Estate loans
Disclosure of credit risk exposure [line items]
Financial assets	11,250,187	8,583,568
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Financial assets	1,680,479	1,210,884
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Financial assets	3,384,141	2,157,130
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Financial assets	4,552,068	3,227,703
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	1,375,696	1,664,885
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	R$ 257,803	R$ 322,966